Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 10.9	$ 14.9
Total assets at fair value	10.9	14.9
Liabilities
Interest rate swap and floor	0.8	2.3
Contingent consideration	1.6	8.5
Total liabilities at fair value	2.4	10.8
Fair Value Measurements Recurring [Member] | Level 1 [Member]
Assets
Cash and cash equivalents	10.9	14.9
Total assets at fair value	10.9	14.9
Liabilities
Interest rate swap and floor	0.0	0.0
Contingent consideration	0.0	0.0
Total liabilities at fair value	0.0	0.0
Fair Value Measurements Recurring [Member] | Level 2 [Member]
Assets
Cash and cash equivalents	0.0	0.0
Total assets at fair value	0.0	0.0
Liabilities
Interest rate swap and floor	0.8	2.3
Contingent consideration	0.0	0.0
Total liabilities at fair value	0.8	2.3
Fair Value Measurements Recurring [Member] | Level 3 [Member]
Assets
Cash and cash equivalents	0.0	0.0
Total assets at fair value	0.0	0.0
Liabilities
Interest rate swap and floor	0.0	0.0
Contingent consideration	1.6	8.5
Total liabilities at fair value	$ 1.6	$ 8.5